7. COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Sales commitments amount, fixed price contracts	$ 591
EthanolMember
Sales commitments amount, fixed price contracts	70
WetDistillersGrainMember
Sales commitments amount, fixed price contracts	$ 521